Schedule of Investments ─ IQ MacKay ESG High Income ETF

January 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.9%
Corporate Bonds — 83.6%
Advertising — 1.1%
Lamar Media Corp.
4.000%, due 2/15/30	$352,000	$322,115
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	362,000	322,654
7.375%, due 2/15/31	285,000	298,558
		943,327
Aerospace & Defense — 0.8%
Spirit AeroSystems, Inc.
4.600%, due 6/15/28	100,000	85,506
9.750%, due 11/15/30	225,000	236,151
TransDigm, Inc.
4.625%, due 1/15/29	302,000	282,391
6.750%, due 8/15/28	85,000	86,391
		690,439
Agriculture — 0.6%
Darling Ingredients, Inc.
5.250%, due 4/15/27	432,000	424,488
6.000%, due 6/15/30	117,000	116,278
		540,766
Airlines — 1.8%
American Airlines, Inc.
8.500%, due 5/15/29	380,000	402,805
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	483,000	477,692
United Airlines, Inc.
4.375%, due 4/15/26	202,000	194,858
4.625%, due 4/15/29	460,000	425,515
		1,500,870
Apparel — 0.6%
Hanesbrands, Inc.
4.875%, due 5/15/26	415,000	400,236
PVH Corp.
4.625%, due 7/10/25	125,000	123,890
		524,126
Auto Parts & Equipment — 0.9%
Clarios Global LP / Clarios U.S. Finance Co.
6.250%, due 5/15/26	171,000	169,598
8.500%, due 5/15/27	81,000	80,778
Dana, Inc.
4.500%, due 2/15/32	94,000	80,817
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	475,000	445,811
		777,004
Banks — 0.5%
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	170,000	169,490
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	18,000	17,525
Freedom Mortgage Corp.
7.625%, due 5/1/26	87,000	86,646
12.000%, due 10/1/28	159,000	174,532
		448,193
Beverages — 0.1%
Triton Water Holdings, Inc.
6.250%, due 4/1/29	130,000	112,087

Building Materials — 1.7%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	168,000	172,228
Emerald Debt Merger Sub LLC
6.625%, due 12/15/30	335,000	338,373
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	340,000	309,400
Standard Industries, Inc.
4.375%, due 7/15/30	640,000	581,602
		1,401,603
	Principal Amount	Value
Corporate Bonds (continued)
Chemicals — 2.7%
Avient Corp.
7.125%, due 8/1/30	$317,000	$325,156
Innophos Holdings, Inc.
9.375%, due 2/15/28	522,000	442,395
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27	250,000	221,514
Olin Corp.
5.000%, due 2/1/30	183,000	172,558
Olympus Water U.S. Holding Corp.
4.250%, due 10/1/28	74,000	67,540
Rain Carbon, Inc.
12.250%, due 9/1/29	363,000	359,355
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	250,000	232,145
6.625%, due 5/1/29	222,000	201,654
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, due 4/1/29	22,000	8,561
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	226,605
		2,257,483
Commercial Services — 6.6%
ADT Security Corp. (The)
4.125%, due 8/1/29	304,000	280,533
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	251,000	208,403
9.750%, due 7/15/27	53,000	51,823
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, due 6/1/28	635,000	572,176
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	71,697
Aptim Corp.
7.750%, due 6/15/25	35,000	33,425
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	310,000	287,017
Brink's Co. (The)
4.625%, due 10/15/27	71,000	67,425
Carriage Services, Inc.
4.250%, due 5/15/29	75,000	65,063
Gartner, Inc.
4.500%, due 7/1/28	200,000	190,863
GTCR W-2 Merger Sub LLC
7.500%, due 1/15/31	200,000	207,764
Herc Holdings, Inc.
5.500%, due 7/15/27	571,000	560,682
Hertz Corp. (The)
4.625%, due 12/1/26	501,000	450,589
NESCO Holdings II, Inc.
5.500%, due 4/15/29	93,000	87,177
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	490,000	451,364
Service Corp. International
3.375%, due 8/15/30	424,000	369,728
Sotheby's
7.375%, due 10/15/27	345,000	331,553
United Rentals North America, Inc.
4.000%, due 7/15/30	331,000	302,671
Valvoline, Inc.
3.625%, due 6/15/31	419,000	358,270
Wand NewCo 3, Inc.
7.625%, due 1/30/32	75,000	77,460
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	510,000	490,273
Williams Scotsman, Inc.
4.625%, due 8/15/28	72,000	68,153
		5,584,109

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Computers — 1.2%
NCR Voyix Corp.
5.125%, due 4/15/29	$615,000	$575,411
Presidio Holdings, Inc.
8.250%, due 2/1/28	175,000	173,535
Seagate HDD Cayman
4.091%, due 6/1/29	235,000	216,586
4.125%, due 1/15/31	68,000	60,034
8.500%, due 7/15/31	25,000	27,159
		1,052,725
Cosmetics/Personal Care — 0.3%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
6.625%, due 7/15/30	75,000	76,393
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	174,230
		250,623
Distribution/Wholesale — 0.3%
Verde Purchaser LLC
10.500%, due 11/30/30	225,000	232,344

Diversified Financial Services — 3.5%
Bread Financial Holdings, Inc.
9.750%, due 3/15/29	69,000	68,916
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(a)	290,000	294,700
Credit Acceptance Corp.
9.250%, due 12/15/28	245,000	257,252
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	91,134
LPL Holdings, Inc.
4.000%, due 3/15/29	280,000	258,053
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	125,000	123,980
OneMain Finance Corp.
3.500%, due 1/15/27	231,000	211,349
6.625%, due 1/15/28	510,000	508,214
6.875%, due 3/15/25	179,000	179,671
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	126,912
5.375%, due 10/15/25	394,000	388,566
7.875%, due 12/15/29	90,000	92,696
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29(b)	412,000	366,209
		2,967,652
Electric — 3.3%
Calpine Corp.
3.750%, due 3/1/31	342,000	297,098
4.500%, due 2/15/28	435,000	413,671
4.625%, due 2/1/29(b)	40,000	36,981
5.125%, due 3/15/28	195,000	186,072
Clearway Energy Operating LLC
4.750%, due 3/15/28	233,000	221,840
NextEra Energy Operating Partners LP
4.250%, due 7/15/24	29,000	28,694
4.500%, due 9/15/27	234,000	219,735
PG&E Corp.
5.000%, due 7/1/28	294,000	284,096
Pike Corp.
8.625%, due 1/31/31	115,000	121,660
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/72(a)	715,000	712,960
Vistra Operations Co. LLC
4.375%, due 5/1/29	262,000	240,570
		2,763,377
Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc.
4.750%, due 6/15/28	424,000	394,532
	Principal Amount	Value
Corporate Bonds (continued)
Electrical Components & Equipment (continued)
EnerSys
6.625%, due 1/15/32	$139,000	$140,616
WESCO Distribution, Inc.
7.250%, due 6/15/28	131,000	134,563
		669,711
Electronics — 0.7%
Imola Merger Corp.
4.750%, due 5/15/29	441,000	410,637
Sensata Technologies BV
4.000%, due 4/15/29	192,000	175,788
		586,425
Engineering & Construction — 0.6%
Artera Services LLC
9.033%, due 12/4/25	396,000	403,758
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29(b)	124,000	106,644
		510,402
Entertainment — 3.5%
Affinity Interactive
6.875%, due 12/15/27	445,000	402,701
Caesars Entertainment, Inc.
4.625%, due 10/15/29	284,000	259,609
6.250%, due 7/1/25	167,000	167,570
6.500%, due 2/15/32	165,000	166,825
8.125%, due 7/1/27	100,000	102,625
Churchill Downs, Inc.
4.750%, due 1/15/28	393,000	374,308
5.750%, due 4/1/30	126,000	121,896
Everi Holdings, Inc.
5.000%, due 7/15/29	100,000	91,901
Light & Wonder International, Inc.
7.250%, due 11/15/29	158,000	162,249
Penn Entertainment, Inc.
4.125%, due 7/1/29	377,000	322,329
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	380,000	357,200
WMG Acquisition Corp.
3.750%, due 12/1/29	182,000	163,991
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	297,000	280,578
		2,973,782
Environmental Control — 0.8%
Covanta Holding Corp.
4.875%, due 12/1/29	320,000	276,381
5.000%, due 9/1/30	200,000	170,023
Waste Pro USA, Inc.
5.500%, due 2/15/26	262,000	253,802
		700,206
Food — 2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	513,000	497,642
6.500%, due 2/15/28	320,000	323,474
B&G Foods, Inc.
5.250%, due 9/15/27	238,000	214,665
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	13,000	12,651
Performance Food Group, Inc.
4.250%, due 8/1/29	390,000	357,370
Post Holdings, Inc.
4.625%, due 4/15/30	413,000	379,815
5.500%, due 12/15/29	276,000	266,785
US Foods, Inc.
4.625%, due 6/1/30	363,000	338,346
		2,390,748

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	$110,000	$113,092

Hand/Machine Tools — 0.1%
Regal Rexnord Corp.
6.050%, due 2/15/26	76,000	76,809

Healthcare-Products — 0.9%
Hologic, Inc.
4.625%, due 2/1/28	412,000	397,578
Teleflex, Inc.
4.625%, due 11/15/27	340,000	329,844
		727,422
Healthcare-Services — 4.2%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	505,000	444,024
Centene Corp.
2.500%, due 3/1/31	109,000	90,606
4.625%, due 12/15/29	239,000	228,761
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	213,604
6.000%, due 1/15/29	343,000	309,911
8.000%, due 3/15/26	355,000	349,893
Encompass Health Corp.
4.750%, due 2/1/30	321,000	301,055
5.750%, due 9/15/25	219,000	217,605
IQVIA, Inc.
5.000%, due 5/15/27	96,000	93,824
Star Parent, Inc.
9.000%, due 10/1/30	107,000	112,511
Tenet Healthcare Corp.
4.250%, due 6/1/29	397,000	368,548
4.625%, due 6/15/28	454,000	430,538
6.125%, due 6/15/30	436,000	435,838
		3,596,718
Home Builders — 0.5%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	213,905
Meritage Homes Corp.
3.875%, due 4/15/29	86,000	79,209
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	41,597
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	77,698
		412,409
Housewares — 0.7%
CD&R Smokey Buyer, Inc.
6.750%, due 7/15/25	363,000	355,765
Newell Brands, Inc.
6.375%, due 9/15/27	268,000	263,232
		618,997
Insurance — 0.5%
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	130,000	115,736
NMI Holdings, Inc.
7.375%, due 6/1/25	302,000	305,020
		420,756
Internet — 2.5%
Arches Buyer, Inc.
4.250%, due 6/1/28(b)	215,000	192,288
6.125%, due 12/1/28	481,000	415,493
Cogent Communications Group, Inc.
3.500%, due 5/1/26	220,000	209,912
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	295,000	267,093
	Principal Amount	Value
Corporate Bonds (continued)
Internet (continued)
Match Group Holdings II LLC
4.125%, due 8/1/30	$360,000	$323,913
5.625%, due 2/15/29(b)	224,000	217,829
Uber Technologies, Inc.
4.500%, due 8/15/29	518,000	490,308
		2,116,836
Investment Companies — 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	80,228
6.250%, due 5/15/26	90,000	86,230
		166,458
Iron/Steel — 0.2%
TMS International Corp.
6.250%, due 4/15/29	147,000	126,429

Leisure Time — 3.2%
Acushnet Co.
7.375%, due 10/15/28	75,000	78,005
Carnival Corp.
5.750%, due 3/1/27	239,000	235,463
6.000%, due 5/1/29	455,000	440,703
NCL Corp., Ltd.
5.875%, due 3/15/26	382,000	372,477
5.875%, due 2/15/27	174,000	171,424
7.750%, due 2/15/29	211,000	213,046
8.375%, due 2/1/28	305,000	320,219
Royal Caribbean Cruises Ltd.
9.250%, due 1/15/29	410,000	440,391
Viking Cruises Ltd.
5.875%, due 9/15/27	170,000	163,849
9.125%, due 7/15/31	254,000	271,780
		2,707,357
Lodging — 1.1%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	306,222
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	582,000	523,106
Station Casinos LLC
4.625%, due 12/1/31	98,000	87,955
		917,283
Machinery-Diversified — 0.3%
Chart Industries, Inc.
7.500%, due 1/1/30	24,000	24,637
GrafTech Finance, Inc.
4.625%, due 12/15/28	350,000	231,745
		256,382
Media — 7.7%
Cable One, Inc.
4.000%, due 11/15/30	301,000	242,305
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	374,000	316,234
4.250%, due 1/15/34	188,000	149,479
4.500%, due 8/15/30	306,000	266,116
4.500%, due 5/1/32	485,000	404,616
4.750%, due 3/1/30	900,000	799,747
6.375%, due 9/1/29	255,000	248,284
CSC Holdings LLC
4.625%, due 12/1/30	401,000	204,963
5.250%, due 6/1/24	181,000	180,765
5.500%, due 4/15/27	176,000	158,133
5.750%, due 1/15/30	510,000	269,938
11.250%, due 5/15/28	410,000	415,443
Directv Financing LLC
8.875%, due 2/1/30	60,000	61,203
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	667,000	634,111

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
DISH DBS Corp.
5.750%, due 12/1/28	$75,000	$50,454
7.375%, due 7/1/28	245,000	107,800
DISH Network Corp.
11.750%, due 11/15/27	171,000	178,474
iHeartCommunications, Inc.
6.375%, due 5/1/26	445,000	382,190
Nexstar Media, Inc.
4.750%, due 11/1/28	436,000	399,358
5.625%, due 7/15/27	162,000	157,773
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	70,031
4.000%, due 7/15/28	382,000	346,897
4.125%, due 7/1/30(b)	90,000	78,750
TEGNA, Inc.
4.625%, due 3/15/28	95,000	88,607
Univision Communications, Inc.
4.500%, due 5/1/29(b)	199,000	176,836
6.625%, due 6/1/27	148,000	146,399
		6,534,906
Mining — 0.8%
Arsenal AIC Parent LLC
8.000%, due 10/1/30	155,000	161,675
Novelis Corp.
3.250%, due 11/15/26	102,000	95,505
3.875%, due 8/15/31	138,000	119,692
4.750%, due 1/30/30	352,000	326,479
		703,351
Miscellaneous Manufacturing — 0.4%
Gates Global LLC / Gates Corp.
6.250%, due 1/15/26	302,000	302,030

Office/Business Equipment — 0.6%
Xerox Corp.
3.800%, due 5/15/24	397,000	391,541
Xerox Holdings Corp.
5.500%, due 8/15/28	114,000	103,860
		495,401
Oil & Gas — 5.9%
Aethon United BR LP / Aethon United Finance Corp.
8.250%, due 2/15/26	367,000	363,814
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, due 11/1/26	347,000	346,797
8.250%, due 12/31/28	170,000	173,890
Callon Petroleum Co.
8.000%, due 8/1/28	81,000	83,776
CNX Resources Corp.
6.000%, due 1/15/29	88,000	85,030
7.250%, due 3/14/27	212,000	212,619
HF Sinclair Corp.
6.375%, due 4/15/27	174,000	174,727
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, due 2/1/29	410,000	395,788
6.000%, due 2/1/31	290,000	278,412
Moss Creek Resources Holdings, Inc.
7.500%, due 1/15/26	393,000	391,539
10.500%, due 5/15/27	72,000	74,091
Occidental Petroleum Corp.
7.500%, due 5/1/31	81,000	90,188
8.875%, due 7/15/30	112,000	131,297
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	331,000	353,696
Permian Resources Operating LLC
7.000%, due 1/15/32	229,000	236,420
Range Resources Corp.
4.750%, due 2/15/30	76,000	70,680
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	$171,000	$175,356
Southwestern Energy Co.
4.750%, due 2/1/32	250,000	231,559
5.375%, due 3/15/30	437,000	422,306
Sunoco LP / Sunoco Finance Corp.
5.875%, due 3/15/28	312,000	310,055
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	151,000	156,071
Vital Energy, Inc.
7.750%, due 7/31/29	281,000	277,732
		5,035,843
Oil & Gas Services — 1.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, due 4/1/27	424,000	425,060
Kodiak Gas Services LLC
7.250%, due 2/15/29	120,000	121,435
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, due 4/1/26	112,000	111,342
6.875%, due 9/1/27	148,000	147,897
		805,734
Packaging & Containers — 1.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, due 8/15/26	95,000	85,328
5.250%, due 8/15/27	283,000	211,537
Ball Corp.
6.000%, due 6/15/29	210,000	211,840
6.875%, due 3/15/28	97,000	100,169
Mauser Packaging Solutions Holding Co.
9.250%, due 4/15/27	146,000	140,927
Owens-Brockway Glass Container, Inc.
6.375%, due 8/15/25	353,000	352,353
Sealed Air Corp.
5.500%, due 9/15/25	253,000	253,342
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	25,089
7.250%, due 2/15/31	180,000	188,179
		1,568,764
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.
5.500%, due 11/1/25	122,000	112,117
Elanco Animal Health, Inc.
6.650%, due 8/28/28	413,000	419,195
PRA Health Sciences, Inc.
2.875%, due 7/15/26	445,000	415,679
Viatris, Inc.
2.300%, due 6/22/27	100,000	91,085
		1,038,076
Pipelines — 3.5%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	128,625
EnLink Midstream LLC
5.625%, due 1/15/28	413,000	408,216
EQM Midstream Partners LP
4.750%, due 1/15/31	121,000	112,798
5.500%, due 7/15/28	258,000	255,651
7.500%, due 6/1/30	203,000	217,723
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	220,000	220,587
Howard Midstream Energy Partners LLC
8.875%, due 7/15/28	165,000	173,294
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	140,757
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	447,000	399,512

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
6.250%, due 1/15/30	$60,000	$60,048
Venture Global LNG, Inc.
8.375%, due 6/1/31	647,000	653,364
9.500%, due 2/1/29	164,000	174,174
		2,944,749
REITS — 3.7%
American Tower Corp.
2.100%, due 6/15/30	150,000	125,985
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	85,677
Iron Mountain, Inc.
4.500%, due 2/15/31	273,000	244,784
5.250%, due 7/15/30	355,000	334,838
5.625%, due 7/15/32	293,000	275,161
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	337,000	308,776
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	180,391
SBA Communications Corp.
3.125%, due 2/1/29	404,000	360,058
3.875%, due 2/15/27	342,000	326,378
Service Properties Trust
8.625%, due 11/15/31	110,000	116,632
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, due 2/15/28(b)	497,000	505,922
VICI Properties LP / VICI Note Co., Inc.
4.250%, due 12/1/26	182,000	175,221
XHR LP
4.875%, due 6/1/29	84,000	77,474
		3,117,297
Retail — 4.3%
Arko Corp.
5.125%, due 11/15/29	62,000	54,641
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	391,000	361,798
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	188,915
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, due 4/1/29	308,000	301,834
Group 1 Automotive, Inc.
4.000%, due 8/15/28	382,000	352,169
LCM Investments Holdings II LLC
4.875%, due 5/1/29	100,000	90,120
8.250%, due 8/1/31	110,000	112,897
Lithia Motors, Inc.
3.875%, due 6/1/29	35,000	31,413
4.375%, due 1/15/31	384,000	344,316
Macy's Retail Holdings LLC
6.125%, due 3/15/32	139,000	131,160
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	47,128
7.875%, due 5/1/29	84,000	53,726
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, due 4/1/26	75,000	73,126
Nordstrom, Inc.
4.375%, due 4/1/30	103,000	89,371
QVC, Inc.
4.850%, due 4/1/24	306,000	304,382
Sonic Automotive, Inc.
4.625%, due 11/15/29	284,000	257,251
4.875%, due 11/15/31	62,000	53,811
White Cap Buyer LLC
6.875%, due 10/15/28	30,000	29,365
Yum! Brands, Inc.
3.625%, due 3/15/31	209,000	184,450
	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
4.625%, due 1/31/32	$316,000	$293,125
5.375%, due 4/1/32	304,000	295,653
		3,650,651
Semiconductors — 0.4%
Entegris, Inc.
4.375%, due 4/15/28	368,000	347,054

Software — 1.0%
Cloud Software Group, Inc.
6.500%, due 3/31/29	486,000	453,794
PTC, Inc.
3.625%, due 2/15/25	157,000	154,119
4.000%, due 2/15/28	298,000	281,238
		889,151
Telecommunications — 1.0%
CommScope, Inc.
4.750%, due 9/1/29	181,000	119,663
8.250%, due 3/1/27	162,000	71,003
Level 3 Financing, Inc.
3.750%, due 7/15/29	258,000	73,530
10.500%, due 5/15/30	320,000	318,400
Sprint Capital Corp.
8.750%, due 3/15/32	218,000	267,216
		849,812
Transportation — 0.5%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	438,000	385,545

Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
6.500%, due 10/1/25	108,000	107,856

Total Corporate Bonds
(Cost $68,752,197)		70,911,170

Foreign Bonds — 14.3%
Aerospace & Defense — 1.1%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	486,000	473,487
7.500%, due 2/1/29	452,000	460,705
		934,192
Airlines — 0.6%
Air Canada 2020-1 Class C Pass Through Trust, (Canada)
Series 2020-1C, 10.500%, due 7/15/26	455,000	493,675

Banks — 1.2%
Intesa Sanpaolo SpA, (Italy)
5.017%, due 6/26/24	155,000	154,022
5.710%, due 1/15/26	373,000	371,738
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	495,000	511,984
		1,037,744
Beverages — 0.5%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	422,000	384,190

Chemicals — 0.9%
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	343,000	335,429
SNF Group SACA, (France)
3.125%, due 3/15/27	469,000	433,083
		768,512

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Commercial Services — 0.3%
Garda World Security Corp., (Canada)
4.625%, due 2/15/27	$88,000	$83,160
9.500%, due 11/1/27	169,000	170,020
		253,180
Distribution/Wholesale — 0.0%(c)
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,807

Diversified Financial Services — 0.1%
Antares Holdings LP, (Canada)
7.950%, due 8/11/28	50,000	52,508

Environmental Control — 0.6%
GFL Environmental, Inc., (Canada)
3.750%, due 8/1/25	241,000	234,397
6.750%, due 1/15/31	240,000	245,467
		479,864
Forest Products & Paper — 0.4%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	383,000	343,408

Home Builders — 0.3%
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	229,640

Household Products/Wares — 0.6%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., (Canada)
5.000%, due 12/31/26	115,000	111,160
7.000%, due 12/31/27	420,000	410,055
		521,215
Iron/Steel — 0.4%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	325,000	343,281

Machinery-Diversified — 0.4%
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	323,000	311,441

Media — 2.0%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	51,222
5.750%, due 8/15/29	97,000	84,533
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	344,000	301,852
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	87,525
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	465,000	447,240
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	74,367
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	313,835
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	83,000	70,024
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	331,000	295,950
		1,726,548
Oil & Gas — 0.2%
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	125,000	129,339
	Principal Amount	Value
Foreign Bonds (continued)
Packaging & Containers — 0.2%
Cascades, Inc. /Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	$210,000	$205,379

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
5.125%, due 5/9/29	280,000	269,900

Retail — 1.0%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	311,000	284,573
4.000%, due 10/15/30	662,000	591,689
		876,262
Software — 0.6%
Open Text Corp., (Canada)
3.875%, due 12/1/29	569,000	513,168

Telecommunications — 2.6%
Altice France Holding SA, (Luxembourg)
10.500%, due 5/15/27	88,000	50,568
Altice France SA, (France)
5.125%, due 7/15/29	68,000	49,714
5.500%, due 1/15/28	368,000	287,321
8.125%, due 2/1/27	191,000	170,718
Iliad Holding SASU, (France)
6.500%, due 10/15/26	495,000	485,227
Telecom Italia Capital SA, (Italy)
7.721%, due 6/4/38	232,000	239,443
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	150,000	149,146
Vmed O2 UK Financing I PLC, (United Kingdom)
4.750%, due 7/15/31	454,000	406,880
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	364,000	376,162
		2,215,179
Total Foreign Bonds
(Cost $11,556,082)		12,104,432

	Shares	Value
Short-Term Investments — 1.7%
Money Market Funds — 1.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(d)	1,126,503	1,126,503
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(d)(e)	342,320	342,320

Total Short-Term Investments
(Cost $1,468,823)		1,468,823

Total Investments — 99.6% (Cost $81,777,102)		84,484,425
Other Assets and Liabilities, Net — 0.4%		376,707
Net Assets — 100%		$84,861,132

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2024.

Schedule of Investments ─ IQ MacKay ESG High Income ETF (continued)

January 31, 2024 (unaudited)

(b)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,541,694; total market value of collateral held by the Fund was $1,646,955. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,304,635.
(c)	Less than 0.05%.
(d)	Reflects the 7-day yield at January 31, 2024.
(e)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Corporate Bonds	$—	$70,911,170	$—	$70,911,170
Foreign Bonds	—	12,104,432	—	12,104,432
Short-Term Investments:
Money Market Funds	1,468,823	—	—	1,468,823
Total Investments in Securities	$1,468,823	$83,015,602	$—	$84,484,425

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)